Goodwill and Other Intangible Assets (Finite-Lived Intangible Assets Acquired in Business Combinations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value	$ 894	$ 281
Weighted-Average Useful Life, in years	13	12
Customer Contracts and Membership Lists [Member]
Fair Value	786	239
Weighted-Average Useful Life, in years	14	12
Patents, Trademarks and Technology [Member]
Fair Value	94	41
Weighted-Average Useful Life, in years	8	9
Other [Member]
Fair Value	$ 14	$ 1
Weighted-Average Useful Life, in years	9	2